UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments – January 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 67.7%
	INFORMATION TECHNOLOGY – 16.6%
	Communications Equipment – 1.6%
50,000	Blue Coat Systems Inc.†	$1,288,000
10,000	Emulex Corp.†	104,400
15,000	Motorola Mobility Holdings Inc.†	579,450
54,500	RuggedCom Inc.†	1,783,330

		3,755,180

	Computers and Peripherals – 0.3%
8,000	Diebold Inc.	253,520
47,000	Intermec Inc.†	396,680
1,000	SanDisk Corp.†	45,880

		696,080

	Electrical Equipment and Instruments – 2.7%
500	Aleo Solar AG†	13,277
165,000	Gerber Scientific Inc., Escrow† (a)	1,650
10,000	GTSI Corp.†	42,300
50,200	Laird plc	132,580
200	Newave Energy Holding SA†	12,151
12,000	Oce NV†	152,256
6,000	Park Electrochemical Corp.	182,220
1,000	SGL Carbon SE†	50,490
74,000	Thomas & Betts Corp.†	5,282,860
34,000	Zygo Corp.†	601,460

		6,471,244

	Internet Software and Services – 1.2%
185,000	Yahoo! Inc.†	2,861,950

	Semiconductors and Semiconductor Equipment – 4.3%
60,000	Gennum Corp.	806,622
3,000	International Rectifier Corp.†	68,400
2,500	LTX–Credence Corp.†	16,675
16,000	MoSys Inc.†	66,880
180,000	Netlogic Microsystems Inc.†	8,964,000
5,000	Novellus Systems Inc.†	235,750

		10,158,327

	Software – 6.5%
100,000	Convio Inc.†	1,593,000
49,000	DemandTec Inc.†	645,820
44,000	FalconStor Software Inc.†	109,560
110,000	Magma Design Automation Inc.†	787,600
1,000	Orc Group AB	12,642
285,000	SuccessFactors Inc.†	11,343,000
55,000	Take–Two Interactive Software Inc.†	858,000
690	VeriFone Systems Inc.†	29,463

		15,379,085

	TOTAL INFORMATION TECHNOLOGY	39,321,866

Shares			Market Value
		INDUSTRIALS – 9.9%
		Aerospace and Defense – 6.5%
23,000		Exelis Inc.	$229,770
105,000		Goodrich Corp.	13,098,750
30,000		Kaman Corp.	935,100
3,000		Kratos Defense & Security Solutions Inc.†	20,370
70,000		Smiths Group plc	1,058,935

			15,342,925

		Building Products – 0.6%
140,000		Griffon Corp.	1,395,800

		Commercial Services and Supplies – 0.2%
7,500		Rollins Inc.	160,425
50,000		WCA Waste Corp.†	324,000

			484,425

		Construction and Engineering – 0.3%
50,000		Wavin NV†	599,084

		Machinery – 0.8%
55,000		Baldwin Technology Co. Inc., Cl. A†	49,500
11,000		CIRCOR International Inc.	417,010
11,500		ITT Corp.	250,010
392,000		Kverneland ASA†	694,870
23,000		Xylem Inc.	595,930

			2,007,320

		Railroads and Transportation – 1.0%
12,000		GATX Corp.	515,280
42,000		Navistar International Corp.†	1,818,180

			2,333,460

		Trading Companies and Distributors – 0.5%
55,000		RSC Holdings Inc.†	1,165,450

		TOTAL INDUSTRIALS	23,328,464

		MATERIALS – 8.3%
		Building Products – 0.3%
12,000		Texas Industries Inc.	375,120
8,000		Vulcan Materials Co.	350,880

			726,000

		Chemicals – 0.4%
0	(b)	Ecolab Inc.	8
2,100		Georgia Gulf Corp.†	73,605
9,000		Sensient Technologies Corp.	356,580
20,000		Solutia Inc.†	550,000

			980,193

		Containers and Packaging – 6.6%
9,800		Greif Inc., Cl. B	485,100
363,600		Myers Industries Inc.	4,839,516

See accompanying notes to schedule of investments.

1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – January 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Containers and Packaging (Continued)
325,000	Temple–Inland Inc.	$10,364,250

		15,688,866

	Metals and Mining – 1.0%
115,000	Alcoa Inc.	1,168,400
9,000	Allegheny Technologies Inc.	408,510
10,000	Anvil Mining Ltd.†	75,596
4,000	Camino Minerals Corp.†	519
2,000	Commercial Metals Co.	28,680
200	Eramet	30,098
12,000	Gold Fields Ltd., ADR	197,160
1,000	Grande Cache Coal Corp.†	9,584
1,000	Jaguar Mining Inc.†	7,190
2,000	Lundin Mining Corp.†	10,113
20,000	Minefinders Corp. Ltd.†	283,036
15,000	Pilot Gold Inc.†	21,392
500	Quadra FNX Mining Ltd.†	7,500
500	Walter Energy Inc.	34,565

		2,282,343

	TOTAL MATERIALS	19,677,402

	HEALTH CARE – 8.3%
	Biotechnology – 2.0%
800	Actelion Ltd.†	30,636
6,800	Biogen Idec Inc.†	801,856
11,414	Grifols SA, ADR†	72,476
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	44,000
120,000	Inhibitex Inc.†	3,063,600
60,000	Micromet Inc.†	655,800
443,000	Q–Med AB, Escrow† (a)	0

		4,668,368

	Health Care Equipment and Supplies – 3.9%
49,000	ArthroCare Corp.†	1,514,590
13,000	Exactech Inc.†	215,020
150,000	Smith & Nephew plc	1,453,672
85,000	SonoSite Inc.†	4,582,350
9,300	Synovis Life Technologies Inc.†	260,121
7,000	Synthes Inc. (c)	1,192,395
1,500	Young Innovations Inc.	45,810

		9,263,958

	Health Care Providers and Services – 0.3%
30,000	American Dental Partners Inc.†	569,100
5,000	American Medical Alert Corp.† (a)	50
1,000	Chemed Corp.	56,140
5,000	Metropolitan Health Networks Inc.†	40,100

		665,390

	Life Sciences Tools and Services – 0.7%
500	Illumina Inc.†	25,880

Shares		Market Value
115,000	WuXi PharmaTech Cayman Inc., ADR†	$1,561,700

		1,587,580

	Pharmaceuticals – 1.4%
24,000	Allergan Inc.	2,109,840
38,000	Bristol–Myers Squibb Co.	1,225,120
500	ISTA Pharmaceuticals Inc.†	4,030

		3,338,990

	TOTAL HEALTH CARE	19,524,286

	CONSUMER DISCRETIONARY – 5.0%
	Auto Components – 0.2%
16,000	Tenneco Inc.†	513,600

	Diversified Consumer Services – 0.1%
45,000	Corinthian Colleges Inc.†	135,450

	Hotels, Restaurants, and Leisure – 0.5%
15,000	Boyd Gaming Corp.†	131,550
4,000	Churchill Downs Inc.	223,800
145,574	Dover Motorsports Inc.†	176,145
13,000	Gaylord Entertainment Co.†	364,650
80,000	Ladbrokes plc	178,632
1,000	Morton’s Restaurant Group Inc.†	6,900
1,000	Sonesta International Hotels Corp., Cl. A†	30,310

		1,111,987

	Household Durables – 0.4%
20,000	Harman International Industries Inc.	844,000
8,000	Nobility Homes Inc.†	45,600
10,000	Skyline Corp.	62,100

		951,700

	Media – 3.2%
100,000	Acme Communications Inc.	70,000
2,000	Ascent Capital Group Inc., Cl. A†	94,780
50,000	British Sky Broadcasting Group plc	543,650
155,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,875,500
75,000	Crown Media Holdings Inc., Cl. A†	89,250
4,000	Discovery Communications Inc., Cl. A†	171,520
4,000	Discovery Communications Inc., Cl. C†	155,400
25,000	DISH Network Corp., Cl. A	698,000
38,000	Fisher Communications Inc.†	1,143,420
254	Granite Broadcasting Corp.† (a)	0
28,000	Liberty Media Corp. – Liberty Capital, Cl. A†	2,307,480
1,000	LIN TV Corp., Cl. A†	4,030
13,000	Salem Communications Corp., Cl. A†	35,620

See accompanying notes to schedule of investments.

2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – January 31, 2012 (Unaudited)

Shares			Market Value
		COMMON STOCKS (Continued)
		CONSUMER DISCRETIONARY (Continued)
		Media (Continued)
20,000		Shaw Communications Inc., Cl. B	$396,600
36,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	115,935

			7,701,185

		Multiline Retail – 0.0%
3,000		Saks Inc.†	29,940

		Specialty Retail – 0.6%
4,000		Charming Shoppes Inc.†	19,840
1,000		Dollar Thrifty Automotive Group Inc.†	73,650
84,000		Midas Inc.†	714,000
10,000		Pier 1 Imports Inc.†	155,500
13,000		Sally Beauty Holdings Inc.†	268,060
15,000		The Pep Boys - Manny, Moe & Jack	225,000

			1,456,050

		Textiles, Apparel, and Luxury Goods – 0.0%
10,000		Heelys Inc.†	18,200

		TOTAL CONSUMER DISCRETIONARY	11,918,112

		UTILITIES – 4.7%
		Electric Utilities – 1.3%
40,000		Central Vermont Public Service Corp.	1,406,800
84,000		Endesa SA	1,648,136
0	(b)	Iberdrola SA	2

			3,054,938

		Gas Utilities – 0.4%
6,705		AGL Resources Inc.	278,325
14,000		Southwest Gas Corp.	585,200

			863,525

		Independent Power Producers and Energy Traders – 0.3%
15,000		Dynegy Inc.†	27,900
75,000		GenOn Energy Inc., Escrow† (a)	0
42,000		NRG Energy Inc.†	708,960

			736,860

		Multi-Utilities – 2.7%
20,500		CH Energy Group Inc.	1,166,040
57,267		GDF Suez†	75
1,000		Integrys Energy Group Inc.	51,910
70,000		NorthWestern Corp.	2,459,800
52,000		Progress Energy Inc.	2,825,160

			6,502,985

		TOTAL UTILITIES	11,158,308

Shares		Market Value
	FINANCIALS – 4.5%
	Capital Markets – 0.3%
50,000	BKF Capital Group Inc.†	$60,000
80,000	SWS Group Inc.	588,000
8,000	The Charles Schwab Corp.	93,200

		741,200

	Commercial Banks – 0.9%
217,000	First Niagara Financial Group Inc.	2,076,690

	Consumer Finance – 1.2%
190,000	SLM Corp.	2,840,500

	Insurance – 2.0%
3,000	Argo Group International Holdings Ltd.	86,430
6,000	CNinsure Inc., ADR†	48,240
30,000	Delphi Financial Group Inc., Cl. A	1,335,300
50,000	Harleysville Group Inc.	2,826,000
10,000	Transatlantic Holdings Inc.	554,500

		4,850,470

	Real Estate Management and Development – 0.0%
500	ECO Business-Immobilien AG†	3,375

	Thrift and Mortgage Finance – 0.1%
10,000	New York Community Bancorp Inc.	126,900

	TOTAL FINANCIALS	10,639,135

	CONSUMER STAPLES – 4.2%
	Food and Staples Retailing – 1.5%
27,000	Casey’s General Stores Inc.	1,375,380
4,000	Spartan Stores Inc.	74,960
31,000	Village Super Market Inc., Cl. A	984,250
110,975	Winn-Dixie Stores Inc.†	1,048,714

		3,483,304

	Food Products – 2.5%
3,000	Flowers Foods Inc.	58,050
510,000	Parmalat SpA	965,965
13,000	Ralcorp Holdings Inc.†	1,136,850
10,000	Robert Wiseman Dairies plc	61,220
150,000	Sara Lee Corp.	2,872,500
32,960	Tootsie Roll Industries Inc.	798,950

		5,893,535

	Household Products – 0.1%
3,500	The Clorox Co.	240,310

	Personal Products – 0.1%
21,000	Avon Products Inc.	373,170

	TOTAL CONSUMER STAPLES	9,990,319

See accompanying notes to schedule of investments.

3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – January 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES – 3.5%
	Diversified Telecommunications Services – 1.2%
280,000	Asia Satellite Telecommunications Holdings Ltd.	$596,444
18,000	CenturyLink Inc.	666,540
430,000	Cincinnati Bell Inc.†	1,483,500

		2,746,484

	Wireless Telecommunications Services – 2.3%
14,000	Millicom International Cellular SA, SDR	1,384,050
2,000	Rogers Communications Inc., Cl. B	76,900
350,000	Sprint Nextel Corp.†	742,000
8,696	Telephone & Data Systems Inc.	228,705
65,500	United States Cellular Corp.†	3,004,485

		5,436,140

	TOTAL TELECOMMUNICATION SERVICES	8,182,624

	ENERGY – 2.7%
	Energy Equipment and Services – 0.2%
4,500	Complete Production Services Inc.†	151,650
3,500	Ensco plc, ADR	184,240
8,000	TGC Industries Inc.†	65,280
		401,170
	Oil, Gas, and Consumable Fuels – 2.5%
5,000	Anadarko Petroleum Corp.	403,600
67,000	Atlas Energy LP	1,750,040
150,000	Dragon Oil plc	1,229,121
19,000	El Paso Corp.	510,530
2,000	EXCO Resources Inc.	15,720
20,000	Heritage Oil plc†	59,092
3,000	Provident Energy Ltd.	33,569
45,000	Southern Union Co.	1,951,650
1,000	Venoco Inc.†	10,610
150,000	WesternZagros Resources Ltd.†	100,229

		6,064,161

	TOTAL ENERGY	6,465,331

	TOTAL COMMON STOCKS	160,205,847

	RIGHTS – 0.1%
	HEALTH CARE – 0.1%
	Biotechnology – 0.0%
20,000	Adolor Corp., expire 07/01/19† (a)	10,400

Shares		Market Value
4,000	Clinical Data Inc., CVR, expire 04/14/18† (a)	$3,800

		14,200

	Pharmaceuticals – 0.1%
130,000	Sanofi, CVR, expire 12/31/20†	165,100

	TOTAL RIGHTS	179,300

	WARRANTS – 0.0%
	CONSUMER DISCRETIONARY – 0.0%
	Media – 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

	TOTAL WARRANTS	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 32.2%
$76,070,000	U.S. Treasury Bills, 0.000% to 0.070%††, 03/08/12 to 06/21/12	76,057,917

TOTAL INVESTMENTS – 100.0% (Cost $239,749,972)		$236,443,064

	Aggregate tax cost	$243,581,465

	Gross unrealized appreciation	$14,764,516
	Gross unrealized depreciation	(21,902,917)

	Net unrealized appreciation/ depreciation	$(7,138,401)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At January 31, 2012, the market value of fair valued securities amounted to $59,900 or 0.03% of total investments.
(b)	Amount represents less than 0.5 shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the market value of Rule 144A security amounted to $1,192,395 or 0.50% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	AmericanDepositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

4

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology
Electrical Equipment and Instruments	$6,469,594	—	$1,650	$6,471,244
Other Industries (a)	32,850,622	—	—	32,850,622
Health Care
Biotechnology	4,624,368	—	44,000	4,668,368
Health Care Providers and Services	665,340	—	50	665,390
Other Industries (a)	14,190,528	—	—	14,190,528
Consumer Discretionary
Media	7,701,185	—	0	7,701,185
Other Industries (a)	4,216,927	—	—	4,216,927
Utilities
Independent Power Producers and Energy Traders	736,860	—	0	736,860
Multi-Utilities	6,502,910	$75	—	6,502,985
Other Industries (a)	3,918,463	—	—	3,918,463
Other Industries (a)	78,283,275	—	—	78,283,275

Total Common Stocks	160,160,072	75	45,700	160,205,847

Rights:
Health Care
Biotechnology	—	—	14,200	14,200
Pharmaceuticals	165,100	—	—	165,100

Total Rights	165,100	—	14,200	179,300

Warrants:
Consumer Discretionary
Media	—	—	0	0

U.S. Government Obligations	—	76,057,917	—	76,057,917

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$160,325,172	$76,057,992	$59,900	$236,443,064

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended January 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/11	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/12	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 1/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology
Electrical Equipment and Instruments	$1,650	$—	$—	$—	$—	$—	$—	$—	$1,650	$—
Health Care
Biotechnology	5,413,738	—	189,399	(416,754)	0	(5,142,383)	—	—	44,000	—
Health Care Providers and Services	—	—	—	50	0	—	—	—	50	50
Consumer Discretionary
Media	0	—	—	—	—	—	—	—	0	—
Specialty Retail	0	—	1,328	—	—	(1,328)	—	—	—	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	—	0	—
Energy
Oil, Gas, and Consumable Fuels	15,000	—	15,000	(15,000)	—	(15,000)	—	—	—	—

Total Common Stocks	5,430,388	—	205,727	(431,704)	0	(5,158,711)	—	—	45,700	50

Rights:
Health Care
Biotechnology	3,800	—	—	10,400	0	—	—	—	14,200	10,400
Warrants:
Consumer Discretionary
Media	0	—	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$5,434,188	$—	$205,727	$(421,304)	$0	$(5,158,711)	$—	$—	$59,900	$10,450

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of January 31, 2012 refer to the Schedule of Investments.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at January 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2017	$49,018,827

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/29/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/29/12

*	Print the name and title of each signing officer under his or her signature.